UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments

March 31, 2019 (unaudited)

Prime Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 2.2%

First Merchants Bank Deposit Account	2.25	%(2)	04/01/19	248,000	248,000
Mid America Bank Deposit Account	2.50	%(2)	04/01/19	248,000	248,000
Pacific Mercantile Bank Deposit Account	2.37	%(2)	04/01/19	248,000	248,000

Total Bank Obligations			(Cost	$744,000)	744,000

Certificates of Deposit - 18.5%

Banco Estado Chile Yankee CD	2.69%		03/27/20	500,000	500,000
Banco Estado Chile Yankee CD	2.68%		05/07/19	500,000	500,000
Banco Estado Chile Yankee CD	2.70%		12/09/19	250,000	250,000
Bank of Montreal Yankee CD (Quarterly U.S. LIBOR + 0.33%)	2.93	%(3)	06/12/19	250,000	250,141
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.20%)	2.98	%(3)	04/10/19	500,000	500,001
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.26%)	3.00	%(3)	05/08/19	500,000	500,434
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.25%)	2.93	%(3)	05/20/19	250,000	250,066
Canadian Imperial Bank of NY Yankee CD (Quarterly U.S. LIBOR + 0.18%)	2.96	%(3)	04/18/19	250,000	250,007
Canadian Imperial Bank of NY Yankee CD (Quarterly U.S. LIBOR + 0.41%)	3.04	%(3)	06/20/19	250,000	250,226
Cooperatieve Rabobank (Monthly U.S. LIBOR + 0.14%)	2.63	%(3)	04/03/19	500,000	500,020
Cooperatieve Rabobank (Monthly U.S. LIBOR + 0.22%)	2.70	%(3)	04/23/19	250,000	250,000
MUFG Bank LTD/New York, NY (Monthly U.S. LIBOR + 0.33%)	2.81	%(3)	04/15/19	500,000	500,055
Royal Bank of Canada Yankee CD (Quarterly U.S. LIBOR + 0.14%)	2.88	%(3)	05/03/19	548,000	548,013
Toronto Dominion Bank/New York, NY Yankee CD (Quarterly U.S LIBOR + 0.21%)	2.83	%(3)	06/03/19	500,000	500,000
Westpac Banking Corp Yankee CD (Quarterly U.S. LIBOR + 0.05%)	2.66	%(3)	06/13/19	750,000	749,983

Total Certificates of Deposit			(Cost	$6,298,946)	6,298,946

Commercial Paper - 29.1%

Banque et Caisse d'Epargne de l'Etat	2.63%		05/15/19	250,000	249,203
BNP Paribas Fortis	2.69%		04/17/19	250,000	249,703
Canadian Imperial Holdings, Inc.	2.74%		04/15/19	250,000	249,737
Caterpillar, Inc.	2.45%		04/01/19	500,000	500,000
Caterpillar, Inc.	2.68%		07/08/19	100,000	99,279
Caterpillar, Inc.	2.70%		04/08/19	500,000	499,739
Cooperatieve Rabobank (Monthly U.S. LIBOR + 0.15%)	2.65	%(3)	04/29/19	500,000	500,000
Credit Agricole Corporate and Investment Bank/New York	2.73%		04/08/19	250,000	249,868
Credit Agricole Corporate and Investment Bank/New York	2.72%		04/11/19	250,000	249,813
Credit Agricole Corporate and Investment Bank/New York	2.81%		07/16/19	250,000	247,961
Credit Suisse AG/New York, NY	2.90%		08/06/19	450,000	445,476
Credit Suisse AG/New York, NY	2.85%		08/19/19	250,000	247,278
ING US Funding, LLC	2.77%		04/15/19	325,000	324,652
JP Morgan Securities, LLC	2.78%		04/03/19	250,000	249,962
JP Morgan Securities, LLC	2.88%		04/29/19	250,000	249,446

JP Morgan Securities, LLC	2.94%		07/02/19	555,000	550,910
JP Morgan Securities, LLC	2.65%		09/05/19	250,000	247,154
JP Morgan Securities, LLC	2.56%		09/24/19	250,000	246,908
Mitsubishi International Corp.	2.72%		04/12/19	250,000	249,794
Natixis SA/New York, NY	2.79%		05/01/19	250,000	249,423
Prudential Financial, Inc.	2.40%		04/01/19	1,500,000	1,500,000
Royal Bank of Canada (Monthly U.S. LIBOR + 0.28%)	2.77	%(3)	04/22/19	500,000	500,000
Santander UK PLC	2.78%		04/08/19	250,000	249,866
Santander UK PLC	2.74%		05/15/19	500,000	498,338
Santander UK PLC	2.74%		04/25/19	500,000	499,093
Toyota Motor Credit Corp.	2.54%		04/01/19	250,000	250,000
Toyota Motor Credit Corp.	2.94%		06/13/19	250,000	248,528

Total Commercial Paper			(Cost	$9,902,131)	9,902,131

Corporate Obligations - 15.7%

American Honda Finance Corp.	2.00%		05/13/19	500,000	497,797
Bank of Montreal	1.75%		09/11/19	285,000	283,717
Bank of Montreal (Quarterly U.S. LIBOR + 0.60%)	3.20	%(3)	06/12/19	752,000	754,412
IBM Corp. (Quarterly U.S. LIBOR + 0.23%)	2.99	%(3)	04/29/19	300,000	300,279
IBM Credit, LLC (Quarterly U.S. LIBOR + 0.15%)	2.76	%(3)	06/06/19	670,000	669,577
John Deere Capital Corp. (Quarterly U.S. LIBOR + 0.30%)	2.91	%(3)	06/13/19	250,000	250,548
Royal Bank of Canada (Quarterly U.S. LIBOR + 0.24%)	2.87	%(3)	05/29/19	330,000	330,164
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.10%)	2.88	%(3)	04/10/19	250,000	250,175
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.10%)	2.87	%(3)	04/25/19	500,000	499,983
U.S. Bank N.A. Cincinnati (Quarterly U.S. LIBOR + 0.15%)	2.80	%(3)	05/24/19	250,000	250,043
Walt Disney Company (Quarterly U.S. LIBOR + 0.13%)	2.75	%(3)	06/04/19	250,000	250,221
Walt Disney Company (Quarterly U.S. LIBOR + 0.31%)	2.94	%(3)	05/30/19	250,000	250,126
Wells Fargo Bank N.A.	2.40%		07/15/19	250,000	249,191
Westpac Banking Corp. Yankee CD (Quarterly U.S. LIBOR + 0.43%)	3.04	%(3)	06/06/19	250,000	250,846
Westpac Banking Corp. Yankee CD (Quarterly U.S. LIBOR + 0.56%)	3.24	%(3)	05/20/19	250,000	250,552

Total Corporate Obligations			(Cost	$5,337,631)	5,337,631

Repurchase Agreements - 19.1%

INTL FCStone (Collateralized by $1,516,000 Corporate Bond, 3.125%, due 1/15/21, fair value $1,545,310)(proceeds $1,500,319) purchase date 3/29/19	2.55%	04/01/19	1,500,000	1,500,000
South Street (Collateralized by $24,381,306 various FNMAs, FHLBs, and FMACs, 2.123% - 6.625%, due 9/11/20 - 1/1/49, fair value $5,100,000)(proceeds $5,001,021), purchase date 3/29/19	2.45%	04/01/19	5,000,000	5,000,000

Total Repurchase Agreements		(Cost	$6,500,000)	6,500,000

U.S. Government and Agency Obligations - 5.8%

United States Treasury Bill	2.41%	04/18/19	500,000	499,440
United States Treasury Bill	2.44%	05/07/19	500,000	498,803
United States Treasury Bill	2.49%	07/18/19	500,000	496,354
United States Treasury Bill	2.46%	07/25/19	500,000	496,173

Total U.S. Government and Agency Obligations		(Cost	$1,990,770)	1,990,770

Money Market Registered Investment Companies - 9.7%

Fidelity Prime Institutional Money Market Portfolio, 2.50% (4)		599,161	599,400
Morgan Stanley Government Institutional Fund, 2.33% (4)		2,701,574	2,701,574

Total Money Market Registered Investment Companies	(Cost	$3,300,974)	3,300,974

Total Investments - 100.1%	(Cost	$34,074,452)	34,074,452

Liabilities less Other Assets - (0.1%)			(17,381)

Total Net Assets - 100.0%			34,057,071

Trustee Deferred Compensation (5)

Meeder Balanced Fund		650	7,449
Meeder Dynamic Allocation Fund		1,662	18,149
Meeder Muirfield Fund		665	4,928
Meeder Conservative Allocation Fund		185	4,057

Total Trustee Deferred Compensation	(Cost	$31,464)	34,583

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$3,300,974	$-
Level 2 - Other Significant Observable Inputs	30,773,478	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$34,074,452	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)	Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at March 31, 2019. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)	7-day yield as of March 31, 2019. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Prime Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2019 (unaudited)

Institutional Prime Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 0.1%

First Merchants Bank Deposit Account	2.25	%(2)	04/01/19	248,000	248,000
Mid America Bank Deposit Account	2.50	%(2)	04/01/19	248,000	248,000
Pacific Mercantile Bank Deposit Account	2.37	%(2)	04/01/19	248,000	248,000

Total Bank Obligations			(Cost	$744,000)	744,000

Certificates of Deposit - 14.9%

Banco Estado Chile Yankee CD	2.75%		03/20/20	2,000,000	2,000,992
Banco Estado Chile Yankee CD	2.69%		03/27/20	3,000,000	3,006,088
Banco Estado Chile Yankee CD	2.68%		05/07/19	5,000,000	5,000,970
Banco Estado Chile Yankee CD	2.69%		06/12/19	2,000,000	2,000,544
Banco Estado Chile Yankee CD	2.62%		07/09/19	3,000,000	3,000,366
Banco Estado Chile Yankee CD	2.78%		11/12/19	2,000,000	2,001,618
Banco Estado Chile Yankee CD	2.70%		12/09/19	3,000,000	3,000,894
Bank of Montreal Yankee CD (Quarterly U.S. LIBOR + 0.33%)	2.93	%(3)	06/12/19	1,250,000	1,250,799
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.30%)	2.80	%(3)	04/15/19	2,000,000	2,000,796
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.20%)	2.98	%(3)	04/10/19	5,000,000	5,000,315
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.26%)	3.00	%(3)	05/08/19	4,500,000	4,506,651
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.25%)	2.93	%(3)	05/20/19	5,000,000	5,007,490
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.18%)	2.96	%(3)	04/18/19	3,500,000	3,500,305
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.20%)	2.94	%(3)	05/01/19	2,000,000	2,000,350
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.31%)	3.12	%(3)	04/05/19	1,020,000	1,020,889
Canadian Imperial Bank Yankee CD (Monthly U.S. LIBOR + 0.33%)	2.83	%(3)	04/15/19	1,000,000	1,000,885
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.41%)	3.04	%(3)	06/20/19	1,250,000	1,252,179
Cooperatieve Rabobank UA/NY (Monthly U.S. LIBOR + 0.14%)	2.63	%(3)	04/03/19	5,000,000	5,000,420
Cooperatieve Rabobank UA/NY (Monthly U.S. LIBOR + 0.22%)	2.70	%(3)	04/23/19	3,000,000	3,001,242
Credit Suisse AG/New York, NY (Quarterly U.S. LIBOR + 0.31%)	3.14	%(3)	04/09/19	1,000,000	1,000,083
MUFG Bank LTD/New York, NY (Monthly U.S. LIBOR + 0.33%)	2.81	%(3)	04/15/19	5,000,000	5,004,220
Swedbank AB Yankee CD (Monthly U.S. LIBOR + 0.20%)	2.69	%(3)	04/25/19	2,000,000	2,000,368
Toronto Dominion Bank/New York, NY Yankee CD (Quarterly U.S. LIBOR + 0.21%)	2.83	%(3)	06/03/19	5,000,000	5,006,285
Wells Fargo Bank N.A. (Monthly U.S. LIBOR + 0.39%)	2.87	%(3)	04/08/19	1,000,000	1,001,879
Westpac Banking Corp Yankee CD (Quarterly U.S. LIBOR + 0.05%)	2.66	%(3)	06/13/19	7,500,000	7,499,969

Total Certificates of Deposit			(Cost	$76,028,656)	76,066,597

Commercial Paper - 33.8%

Banque et Caisse d'Epargne de l'Etat	2.63%	05/15/19	5,000,000	4,983,805
BNP Paribas Fortis	2.69%	04/17/19	2,000,000	1,997,462
BNP Paribas Fortis	2.62%	09/09/19	1,000,000	988,251
Canadian Imperial Holdings, Inc.	2.74%	04/15/19	3,000,000	2,996,538
Caterpillar, Inc.	2.45%	04/01/19	5,000,000	5,000,000

Caterpillar, Inc.	2.56%		04/25/19	4,000,000	3,992,112
Caterpillar, Inc.	2.58%		06/17/19	2,000,000	1,987,498
Caterpillar, Inc.	2.63%		07/09/19	4,000,000	3,967,540
Caterpillar, Inc.	2.63%		07/12/19	4,350,000	4,313,525
Cooperatieve Rabobank (Monthly U.S. LIBOR + 0.15%)	2.65	%(3)	04/29/19	5,000,000	5,001,205
Credit Agricole Corporate and Investment Bank/New York	2.73%		04/08/19	3,000,000	2,998,005
Credit Agricole Corporate and Investment Bank/New York	2.72%		04/11/19	3,000,000	2,997,408
Credit Agricole Corporate and Investment Bank/New York	2.81%		07/16/19	3,000,000	2,977,263
Credit Suisse AG/New York, NY	2.53%		07/02/19	4,300,000	4,272,418
Credit Suisse AG/New York, NY	2.90%		08/06/19	5,000,000	4,953,235
Credit Suisse AG/New York, NY	2.86%		08/16/19	2,589,000	2,562,823
Credit Suisse AG/New York, NY	2.85%		08/19/19	2,000,000	1,979,320
JP Morgan Securities, LLC	2.78%		04/03/19	2,000,000	1,999,324
JP Morgan Securities, LLC	2.88%		04/29/19	2,325,000	2,320,011
JP Morgan Securities, LLC	2.88%		05/16/19	750,000	747,474
JP Morgan Securities, LLC	2.94%		07/02/19	2,000,000	1,986,082
JP Morgan Securities, LLC	3.07%		08/02/19	2,000,000	1,981,310
JP Morgan Securities, LLC	2.65%		09/05/19	5,000,000	4,940,510
JP Morgan Securities, LLC	2.56%		09/24/19	3,000,000	2,959,890
JP Morgan Securities, LLC	2.69%		11/26/19	3,000,000	2,944,500
Mitsubishi International Corp.	2.72%		04/12/19	5,000,000	4,995,290
MUFG Bank LTD/New York, NY	2.53%		05/07/19	3,000,000	2,992,002
MUFG Bank LTD/New York, NY	2.53%		05/09/19	3,000,000	2,991,576
National Rural Utilities	2.45%		04/15/19	5,000,000	4,995,236
Natixis SA/New York, NY	2.60%		04/02/19	3,000,000	2,999,205
Natixis SA/New York, NY	2.79%		05/01/19	3,000,000	2,993,364
Natixis SA/New York, NY	2.94%		06/20/19	1,740,000	1,729,934
Paccar Financial Corp.	2.42%		04/10/19	1,350,000	1,348,905
Paccar Financial Corp.	2.42%		04/11/19	5,000,000	4,995,605
Paccar Financial Corp.	2.54%		06/21/19	2,000,000	1,988,166
Prudential Financial, Inc.	2.40%		04/01/19	25,000,000	25,000,000
Royal Bank of Canada (Monthly U.S. LIBOR + 0.28%)	2.77	%(3)	04/22/19	4,500,000	4,501,836
Santander UK PLC	2.46%		04/05/19	10,000,000	9,995,270
Santander UK PLC	2.78%		04/08/19	3,000,000	2,997,966
Santander UK PLC	2.60%		05/07/19	2,000,000	1,994,620
Santander UK PLC	2.74%		05/15/19	5,000,000	4,983,715
Santander UK PLC	2.74%		04/25/19	5,000,000	4,990,755
Swedbank AB	2.51%		05/01/19	2,000,000	1,995,598
Swedbank AB	2.55%		05/29/19	3,000,000	2,987,739
Toyota Motor Credit Corp.	2.54%		04/01/19	2,000,000	1,999,602

Total Commercial Paper			(Cost	$171,340,833)	171,323,893

Corporate Obligations - 16.6%

American Honda Finance Corp.	2.00%		05/13/19	3,225,000	3,212,281
Bank of Montreal	1.75%		09/11/19	4,000,000	3,983,212
Bank of Montreal (Quarterly U.S. LIBOR + 0.60%)	3.20	%(3)	06/12/19	5,000,000	5,016,415
Bank of Montreal	2.10%		06/12/19	5,000,000	4,983,970
Bank of New York	2.15%		08/24/19	1,435,000	1,428,339
Bank of Nova Scotia (Quarterly U.S. LIBOR + 0.66%)	3.25	%(3)	06/14/19	2,000,000	2,002,246
IBM Corp. (Quarterly U.S. LIBOR + 0.23%)	2.99	%(3)	04/29/19	4,000,000	4,006,824
IBM Credit, LLC (Quarterly U.S. LIBOR + 0.15%)	2.76	%(3)	06/06/19	3,000,000	3,001,443
John Deere Capital Corp. (Quarterly U.S. LIBOR + 0.18%)	2.98	%(3)	04/08/19	2,035,000	2,037,300
John Deere Capital Corp. (Quarterly U.S. LIBOR + 0.30%)	2.91	%(3)	06/13/19	1,210,000	1,212,652

PNC Bank N.A.	2.40%		04/18/19	1,005,000	1,003,532
Royal Bank of Canada (Quarterly U.S. LIBOR + 0.38%)	3.00	%(3)	06/03/19	2,885,000	2,891,806
Royal Bank of Canada (Quarterly U.S. LIBOR + 0.24%)	2.87	%(3)	05/29/19	3,000,000	3,002,772
Royal Bank of Canada	2.13%		09/02/19	5,000,000	4,972,220
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.10%)	2.88	%(3)	04/10/19	4,750,000	4,750,380
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.10%)	2.87	%(3)	04/25/19	3,500,000	3,501,246
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.14%)	2.83	%(3)	05/14/19	1,000,000	1,000,896
U.S. Bank N.A. Cincinnati (Quarterly U.S. LIBOR + 0.15%)	2.80	%(3)	05/24/19	1,750,000	1,750,196
U.S. Bank N.A. Cincinnati	2.13%		04/28/19	3,385,000	3,375,464
Walt Disney Company (Quarterly U.S. LIBOR + 0.13%)	2.75	%(3)	06/04/19	7,713,000	7,717,173
Walt Disney Company (Quarterly U.S. LIBOR + 0.31%)	2.94	%(3)	05/30/19	3,150,000	3,151,685
Wells Fargo Bank N.A. (Quarterly U.S. LIBOR + 0.23%)	3.02	%(3)	04/15/19	1,000,000	1,001,164
Wells Fargo Bank N.A.	2.40%		07/15/19	1,375,000	1,372,151
Westpac Banking Corp. (Quarterly U.S. LIBOR + 0.04%)	2.74	%(3)	05/13/19	5,000,000	4,999,970
Westpac Banking Corp. (Quarterly U.S. LIBOR + 0.43%)	3.04	%(3)	06/06/19	2,556,000	2,562,684
Westpac Banking Corp. (Quarterly U.S. LIBOR + 0.56%)	3.24	%(3)	05/20/19	4,750,000	4,759,443
Westpac Banking Corp.	2.15%		09/06/19	1,564,000	1,555,834

Total Corporate Obligations			(Cost	$84,240,509)	84,253,298

Repurchase Agreements - 19.6%

INTL FCStone (Collateralized by $20,221,300 various Corporate Bonds & Treasury Notes, 1.55% - 7.00%, due 1/15/20 - 5/6/44, fair value $20,563,761)(proceeds $20,004,250), purchase date 3/29/19	2.55%	04/01/19	20,000,000	20,000,000
South Street (Collateralized by $146,287,839 various FNMAs, FHLBs, and FMACs, 2.123% - 6.625%, due 9/11/20 - 1/1/49, fair value $30,600,001)(proceeds $30,006,125), purchase date 3/29/19	2.45%	04/01/19	30,000,000	30,000,000
South Street (Collateralized by $263,798,732 various FNMAs and FMACs, 2.33% - 5.00%, due 1/1/26 - 7/1/48, fair value $51,000,000)(proceeds $50,010,000), purchase date 3/29/19	2.40%	04/01/19	50,000,000	50,000,000

Total Repurchase Agreements		(Cost	$100,000,000)	100,000,000

U.S. Government and Agency Obligations - 12.2%

United States Treasury Bill	2.42%	04/02/19	5,000,000	4,999,675
United States Treasury Bill	2.40%	04/04/19	5,000,000	4,999,000
United States Treasury Bill	2.43%	04/09/19	5,000,000	4,997,325
United States Treasury Bill	2.43%	04/11/19	5,000,000	4,996,660
United States Treasury Bill	2.46%	04/16/19	5,000,000	4,995,070
United States Treasury Bill	2.41%	04/18/19	5,000,000	4,994,400
United States Treasury Bill	2.44%	04/23/19	5,000,000	4,992,775
United States Treasury Bill	2.44%	05/07/19	5,000,000	4,988,085
United States Treasury Bill	2.45%	05/09/19	5,000,000	4,987,450
United States Treasury Bill	2.41%	06/06/19	5,000,000	4,978,400
United States Treasury Bill	2.49%	07/18/19	5,500,000	5,460,895
United States Treasury Bill	2.46%	07/25/19	5,000,000	4,962,290
United States Treasury Bill	2.52%	09/05/19	2,000,000	1,979,328

Total U.S. Government and Agency Obligations		(Cost	$62,328,585)	62,331,353

Money Market Registered Investment Companies - 2.9%

Fidelity Prime Institutional Money Market Portfolio, 2.50% (4)		5,095,962	5,098,001
Morgan Stanley Government Institutional Fund, 2.33% (4)		9,592,099	9,592,099

Total Money Market Registered Investment Companies	(Cost	$14,690,100)	14,690,100

Total Investments - 100.1%	(Cost	$509,372,683)	509,409,241

Liabilities less Other Assets - (0.1%)			(456,942)

Total Net Assets - 100.0%			508,952,299

Trustee Deferred Compensation (5)

Meeder Balanced Fund		35	401
Meeder Dynamic Allocation Fund		80	874
Meeder Muirfield Fund		99	734
Meeder Conservative Allocation Fund		11	241

Total Trustee Deferred Compensation	(Cost	$2,321)	2,250

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$14,690,100	$-
Level 2 - Other Significant Observable Inputs	494,719,141	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$509,409,241	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)	Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at March 31, 2019. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)	7-day yield as of March 31, 2019. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 24, 2019

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 24, 2019